Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding Commodity Hedge Contracts
The Company had the following outstanding contracts to hedge forecasted commodity purchases:

		Volume Outstanding as of
Commodity	Units	September 30, 2016	September 30, 2015
Copper	Pounds	5,849,000	14,648,000
Lead	Metric Tons	5,185	6,785
Aluminum	Metric Tons	2,620	5,700
Tin	Metric Tons	185	2,080

Location and Fair Values of Derivative Instruments and Hedging Activities
The following table presents the location and fair values of derivative instruments and hedging activities included in the Company’s consolidated statements of financial position (in millions):

	Derivatives and Hedging Activities Designated as Hedging Instruments under ASC 815		Derivatives and Hedging Activities Not Designated as Hedging Instruments under ASC 815
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Other current assets
Foreign currency exchange derivatives	$41	$31	$49	$27
Commodity derivatives	4	—	—	—
Interest rate swaps	—	1	—	—
Assets held for sale
Cross-currency interest rate swaps	—	5	—	—
Other noncurrent assets
Interest rate swaps	1	5	—	—
Equity swap	—	—	—	164
Total assets	$46	$42	$49	$191

Other current liabilities
Foreign currency exchange derivatives	$48	$37	$18	$26
Commodity derivatives	—	7	—	—
Liabilities held for sale
Foreign currency exchange derivatives	—	—	5	—
Cross-currency interest rate swaps	—	1	—	—
Current portion of long-term debt
Fixed rate debt swapped to floating	551	801	—	—
Long-term debt
Foreign currency denominated debt	938	—	—	—
Fixed rate debt swapped to floating	301	855	—	—
Noncurrent liabilities held for sale
Foreign currency denominated debt	1,119	—	—	—
Total liabilities	$2,957	$1,701	$23	$26

Derivative Assets and Liabilities, Eligible for Offsetting [Table Text Block]
The gross and net amounts of derivative assets and liabilities were as follows (in millions):

	Fair Value of Assets		Fair Value of Liabilities
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Gross amount recognized	$95	$233	$2,980	$1,727
Gross amount eligible for offsetting	(21)	(8)	(21)	(8)
Net amount	$74	$225	$2,959	$1,719

Location and Amount of Gains and Losses Gross of Tax on Derivative Instruments and Related Hedge Items
The following table presents the effective portion of pre-tax gains (losses) recorded in other comprehensive income (loss) related to cash flow hedges for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives in ASC 815 Cash Flow Hedging Relationships	Year Ended September 30,
	2016	2015	2014
Foreign currency exchange derivatives	$(18)	$(5)	$1
Commodity derivatives	3	(19)	(7)
Total	$(15)	$(24)	$(6)
The following tables presents the location and amount of the effective portion of pre-tax gains (losses) on cash flow hedges reclassified from AOCI into the Company’s consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended September 30,
		2016	2015	2014
Foreign currency exchange derivatives	Cost of sales	$9	$25	$7
Foreign currency exchange derivatives	Income (loss) from discontinued operations	(30)	(24)	(9)
Commodity derivatives	Cost of sales	(12)	(11)	1
Forward treasury locks	Net financing charges	1	1	1
Total		$(32)	$(9)	$—

The following table presents the location and amount of pre-tax gains (losses) on fair value hedges recognized in the Company’s consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives in ASC 815 Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended September 30,
		2016	2015	2014
Interest rate swap	Net financing charges	$(5)	$7	$5
Fixed rate debt swapped to floating	Net financing charges	5	(7)	(5)
Total		$—	$—	$—

The following table presents the location and amount of pre-tax gains (losses) on derivatives not designated as hedging instruments recognized in the Company’s consolidated statements of income for the fiscal years ended September 30, 2016, 2015 and 2014 (in millions):

Derivatives Not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended September 30,
		2016	2015	2014
Foreign currency exchange derivatives	Cost of sales	$(20)	$2	$(2)
Foreign currency exchange derivatives	Net financing charges	21	(37)	30
Foreign currency exchange derivatives	Income tax provision	4	—	—
Foreign currency exchange derivatives	Income (loss) from discontinued operations	(30)	20	(9)
Equity swap	Selling, general and administrative	14	(9)	(1)
Total		$(11)	$(24)	$18